Private Placement Warrants and Recurring Fair Value Measurements (Details) - Schedule of assets and liabilities were measured at fair value on a recurring basis $ in Thousands	Dec. 31, 2022 USD ($)
Private Placement Warrants and Recurring Fair Value Measurements (Details) - Schedule of assets and liabilities were measured at fair value on a recurring basis [Line Items]
Private Placement Warrants	$ 24
Total	24
Quoted Prices In Active Markets (Level 1) [Member]
Private Placement Warrants and Recurring Fair Value Measurements (Details) - Schedule of assets and liabilities were measured at fair value on a recurring basis [Line Items]
Private Placement Warrants
Total
Significant Other Observable Inputs (Level 2) [Member]
Private Placement Warrants and Recurring Fair Value Measurements (Details) - Schedule of assets and liabilities were measured at fair value on a recurring basis [Line Items]
Private Placement Warrants
Total
Significant Other Observable Inputs (Level 3) [Member]
Private Placement Warrants and Recurring Fair Value Measurements (Details) - Schedule of assets and liabilities were measured at fair value on a recurring basis [Line Items]
Private Placement Warrants	24
Total	$ 24